Columbia Select Large Cap Value Fund
Third Quarter Report
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Large Cap Value Fund, February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.6%
Issuer	Shares	Value ($)
Communication Services 5.4%
Diversified Telecommunication Services 3.8%
Verizon Communications, Inc.	2,354,816	118,070,474
Interactive Media & Services 1.6%
Alphabet, Inc., Class A	162,626	50,700,282
Total Communication Services		168,770,756
Consumer Discretionary 3.0%
Specialty Retail 3.0%
Lowe’s Companies, Inc.	354,475	93,783,451
Total Consumer Discretionary		93,783,451
Consumer Staples 6.5%
Beverages 3.5%
Constellation Brands, Inc., Class A	698,670	110,292,046
Tobacco 3.0%
Philip Morris International, Inc.	512,615	95,771,861
Total Consumer Staples		206,063,907
Energy 9.9%
Energy Equipment & Services 2.6%
TechnipFMC PLC	1,248,093	82,761,047
Oil, Gas & Consumable Fuels 7.3%
Chevron Corp.	414,737	77,456,282
Marathon Petroleum Corp.	282,642	56,022,471
Williams Companies, Inc. (The)	1,263,032	94,373,751
Total		227,852,504
Total Energy		310,613,551
Financials 17.4%
Banks 9.1%
Bank of America Corp.	1,426,052	71,060,171
Citigroup, Inc.	655,607	72,241,336
JPMorgan Chase & Co.	224,580	67,441,374
Wells Fargo & Co.	949,054	77,300,448
Total		288,043,329
Capital Markets 2.5%
Morgan Stanley	478,678	79,704,674
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.6%
Capital One Financial Corp.	248,572	48,630,626
Insurance 4.2%
American International Group, Inc.	1,048,775	84,415,900
MetLife, Inc.	662,891	47,774,554
Total		132,190,454
Total Financials		548,569,083
Health Care 12.6%
Health Care Providers & Services 10.1%
Centene Corp.(a)	1,245,880	55,915,094
Cigna Group (The)	291,616	84,516,149
CVS Health Corp.	1,296,438	103,585,396
Tenet Healthcare Corp.(a)	315,625	75,557,469
Total		319,574,108
Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	1,237,237	77,166,472
Total Health Care		396,740,580
Industrials 11.9%
Aerospace & Defense 5.5%
Boeing Co. (The)(a)	386,325	87,900,527
RTX Corp.	429,687	87,063,180
Total		174,963,707
Ground Transportation 2.4%
CSX Corp.	1,753,469	74,855,591
Machinery 1.9%
Caterpillar, Inc.	82,302	61,136,395
Passenger Airlines 2.1%
Southwest Airlines Co.	1,323,646	65,202,802
Total Industrials		376,158,495
Information Technology 14.2%
Electronic Equipment, Instruments & Components 2.8%
Corning, Inc.	582,286	87,564,169
IT Services 3.4%
EPAM Systems, Inc.(a)	762,893	107,567,913

Columbia Select Large Cap Value Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Large Cap Value Fund, February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.3%
Applied Materials, Inc.	246,594	91,806,946
QUALCOMM, Inc.	313,054	44,566,368
Total		136,373,314
Software 3.7%
Salesforce, Inc.	521,243	101,532,924
Teradata Corp.(a)	516,374	16,260,617
Total		117,793,541
Total Information Technology		449,298,937
Materials 5.9%
Metals & Mining 5.9%
Barrick Mining Corp.	1,638,014	83,112,830
Freeport-McMoRan, Inc.	1,507,050	102,599,964
Total		185,712,794
Total Materials		185,712,794
Real Estate 3.3%
Specialized REITs 3.3%
American Tower Corp.	546,929	104,933,798
Total Real Estate		104,933,798
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 6.5%
Electric Utilities 3.0%
PG&E Corp.	5,006,799	95,129,181
Independent Power and Renewable Electricity Producers 3.5%
AES Corp. (The)	6,328,058	109,348,842
Total Utilities		204,478,023
Total Common Stocks (Cost $1,672,419,368)		3,045,123,375

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(b),(c)	94,953,822	94,934,831
Total Money Market Funds (Cost $94,920,424)		94,934,831
Total Investments in Securities (Cost: $1,767,339,792)		3,140,058,206
Other Assets & Liabilities, Net		13,887,938
Net Assets		3,153,946,144
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	61,208,635	638,022,624	(604,309,316)	12,888	94,934,831	(1,638)	2,197,831	94,953,822
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Select Large Cap Value Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT216_05_T01_(04/26)